Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-Term Borrowings [Abstract]
Short-Term Borrowings

9. Short-Term Borrowings

Short-term borrowings were as follows:

December 31 (In thousands)	2011	2010
Securities sold under agreements to repurchase and federal funds purchased	$240,594	$279,669
Federal Home Loan Bank advances	23,000	384,000
Total short-term borrowings	$263,594	$663,669

The outstanding balances for all short-term borrowings as of December 31, 2011 and 2010 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements and Federal Funds Purchased	Federal Home Loan Bank Advances	Demand Notes Due U.S. Treasury and Other
2011:
Ending balance	$240,594	$23,000	$—
Highest month-end balance	265,412	232,000	—
Average daily balance	246,145	51,392	—
Weighted-average interest rate:
As of year-end	0.29%	0.40%	—
Paid during the year	0.30%	0.18%	—
2010:
Ending balance	$279,669	$384,000	$—
Highest month-end balance	295,467	384,000	—
Average daily balance	269,260	31,679	—
Weighted-average interest rate:
As of year-end	0.32%	0.19%	—
Paid during the year	0.39%	0.39%	—

At December 31, 2011 and 2010, Federal Home Loan Bank (FHLB) advances were collateralized by investment securities owned by the Corporation's subsidiary banks and by various loans pledged under a blanket agreement by the Corporation's subsidiary banks.

See Note 4 of these Notes to Consolidated Financial Statements for the amount of investment securities that are pledged. At December 31, 2011 and 2010, $2,231 million and $2,071 million, respectively, of commercial real estate and residential mortgage loans were pledged under a blanket agreement to the FHLB by Park's subsidiary banks.

Note 4 states that $669 million and $668 million of securities were pledged to secure repurchase agreements as of December 31, 2011 and 2010, respectively. Park's repurchase agreements in short-term borrowings consist of customer accounts and securities which are pledged on an individual security basis. Park's repurchase agreements with a third-party financial institution are classified in long-term debt. See Note 10 of these Notes to Consolidated Financial Statements.